Interest income and finance expense (Tables)	12 Months Ended
Dec. 31, 2020
Finance expense
Schedule of interest income

Figures in million - SA rand	Note	2020	2019	2018
Interest received on cash deposits		714.1	264.0	172.4
Interest received on rehabilitation obligation funds	21	245.1	265.5	223.5
Interest on right of recovery asset		16.0	15.8	14.1
Other		90.2	15.1	72.1
Total interest income		1,065.4	560.4	482.1

Schedule of finance expense
Figures in million - SA rand	Notes	2020	2019	2018
Interest charge on:
Borrowings - interest		(1,289.9)	(1,444.9)	(1,572.5)
Borrowings - accrued interest and unwinding of amortised cost	28	(393.2)	(374.4)	(538.3)
Lease liabilities	29	(33.9)	(33.9)	-
Environmental rehabilitation obligation	30	(683.8)	(578.7)	(398.8)
Occupational healthcare obligation	31	(96.3)	(115.5)	(105.4)
Deferred Payment (related to the Rustenburg operation acquisition)	22.2	(186.8)	(179.0)	(200.4)
Dissenting shareholders	22.2	-	(21.2)	(68.1)
Deferred revenue[1]	32	(349.2)	(352.3)	(160.3)
Deferred consideration (related to Pandora acquisition)	22.2	(49.1)	(40.5)	-
Other		(69.6)	(162.1)	(90.9)
Total finance expense		(3,151.8)	(3,302.5)	(3,134.7)

[1] For the year ended 31 December 2020, interest expense includes non-cash interest of R322.1 million (2019: R310.8 million, 2018: R160.3 million) relating to the Wheaton Stream. In addition, interest expense includes non-cash interest of R12.6 million (2019: R41.5 million, 2018: Rnil) relating to the BTT project. Although there is no cash financing cost related to this arrangement, IFRS 15 requires the Group to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related performance obligations. A discount rate of 4.6% and 5.2% was used for the Wheaton palladium and gold stream respectively and 11.5% was used for the BTT stream in determining the finance costs to be recognised as part of the streaming transactions entered into. For the year ended 31 December 2020, interest expense also includes R14.5 million non-cash interest relating to the platinum forward sale entered into by Western Platinum Proprietary Limited (WPL) on 3 March 2020